Restricted Net Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
Portion of after-tax profit to be allocated to general reserve under PRC Law	10.00%
Restricted portion of consolidated net assets, amount	$ 15.6